Related Party and Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party in Interest Transactions	Related Party and Party in Interest Transactions
The Plan provides for investment in Company common stock in the Granite Common Stock Fund and Granite ESOP Stock Fund. Any purchase or sale of Company common stock by administrators is performed in the open market and at fair value. These transactions qualify as party-in-interest transactions but are exempt from prohibited transaction rules. Certain Plan investments are managed by an affiliate of T. Rowe Price, the trustee and custodian of the Plan. Any purchases and sales of these funds are performed in the open market at fair value. Such transactions, while considered party-in-interest transactions under ERISA regulations, are permitted under the provisions of the Plan and are specifically exempt from the prohibition of party-in-interest transactions under ERISA.

Aggregate investment in Company common stock at December 31, 2025 and 2024 for each asset category is as follows:

	December 31,
	2025	2024
Granite Common Stock Fund
Fair Value	$18,693,229	$15,991,177
Number of Shares	162,057	182,319

Granite ESOP Stock Fund
Fair Value	$46,254,242	$39,687,840
Number of Shares	400,990	452,489

Total Company common stock held
Fair Value	$64,947,471	$55,679,017
Number of Shares	563,047	634,808

During the year ended December 31, 2025, Granite Common Stock Fund purchased $1,477,721 and sold $2,097,150 of Company common stock, and Granite ESOP Stock Fund purchased $4,973,641 and sold $5,357,415 of Company common stock.